Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,200,000
Previously Paid Amount	0.00
Total Fee Amount	452.40
Total Offset Amount	0.00
Net Fee	452.40
Narrative - Max Aggregate Offering Price	$ 5,200,000
Final Prospectus	true